Note 12 - Other Receivables (Tables)	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Summary of receivables [text block]

	August 31, 2018	August 31, 2017

Receivable from related parties	$40,086	$43,497
HST and VAT receivable	171,837	169,533
Other	52,880	115,978
Other Receivables	$264,803	$329,008

Aged analysis of receivables [text block]

	August 31, 2018	August 31, 2017

Less than 1 month	$4,390	$50,715
1 to 3 months	47,036	11,870
Over 3 months	213,377	266,423
Total Other Receivables	$264,803	$329,008